Note 6 Main margins and profit by operating segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Disclosure of operating segments [line items]
Interest income (expense)	€ (26,280)	€ (25,267)	€ (23,089)
Gross profit	36,931	35,481	29,542
Profit (loss) before tax	16,227	15,405	12,419
Profit (loss), attributable to owners of parent	(10,511)	(10,054)	(8,019)
SPAIN
Disclosure of operating segments [line items]
Interest income (expense)	(6,588)	(6,384)	(5,570)
Gross profit	10,027	9,443	7,848
Profit (loss) before tax	5,933	5,263	3,855
Profit (loss), attributable to owners of parent	(4,175)	(3,752)	(2,690)
MEXICO
Disclosure of operating segments [line items]
Interest income (expense)	(11,424)	(11,556)	(11,054)
Gross profit	15,198	15,337	14,267
Profit (loss) before tax	7,341	7,522	7,329
Profit (loss), attributable to owners of parent	(5,264)	(5,447)	(5,319)
TURKEY
Disclosure of operating segments [line items]
Interest income (expense)	(3,079)	(1,492)	(1,869)
Gross profit	5,213	4,212	2,981
Profit (loss) before tax	1,863	1,741	1,324
Profit (loss), attributable to owners of parent	(805)	(611)	(527)
South America [Member]
Disclosure of operating segments [line items]
Interest income (expense)	(4,830)	(5,589)	(4,394)
Gross profit	5,363	5,405	4,331
Profit (loss) before tax	1,758	1,342	1,189
Profit (loss), attributable to owners of parent	(726)	(635)	(601)
Rest of business [Member]
Disclosure of operating segments [line items]
Interest income (expense)	(828)	(742)	(539)
Gross profit	1,807	1,472	1,113
Profit (loss) before tax	772	648	499
Profit (loss), attributable to owners of parent	(627)	(511)	(403)
Corporate Center And Adjustments [Member]
Disclosure of operating segments [line items]
Interest income (expense)	469	495	336
Gross profit	(678)	(388)	(999)
Profit (loss) before tax	(1,440)	(1,110)	(1,777)
Profit (loss), attributable to owners of parent	€ 1,086	€ 901	€ 1,522

[1]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group.